Financial risk management - Summary of Capital Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Share capital and Other contributed capital	$ 3,636,355	$ 3,605,397
Liabilities to credit institutions	2,026,665	1,327,102
Other non-current interest-bearing liabilities - related parties	1,413,257	43,643
Interest-bearing current liabilities - related parties	73,814	27,061
Total capital	$ 7,150,091	$ 5,003,203